A, C, Select Shares | JPMorgan International Equity Income Fund
JPMorgan International Equity Income Fund (formerly JPMorgan Global Equity Income Fund) Class/Ticker: A/JEIAX; C/JEICX; Select/JEISX
What is the goal of the Fund?
The Fund seeks to provide both current income and long-term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 17 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.
SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees A, C, Select Shares JPMorgan International Equity Income Fund	Class A		Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%		none	none
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Select Shares JPMorgan International Equity Income Fund		Class A	Class C		Select Class
Management Fees		0.70%	0.70%		0.70%
Distribution (Rule 12b-1) Fees		0.25%	0.75%		none
Other Expenses		0.62%	0.67%		0.63%
Shareholder Service Fees		0.25%	0.25%		0.25%
Remainder of Other Expenses		0.37%	0.42%	[1]	0.38%	[1]
Total Annual Fund Operating Expenses		1.57%	2.12%		1.33%
Fee Waivers and Expense Reimbursements	[2]	(0.32%)	(0.37%)		(0.43%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.25%	1.75%		0.90%
[1]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.25%, 1.75% and 0.90%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/16, at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example A, C, Select Shares JPMorgan International Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	646	965	1,307	2,269
CLASS C SHARES	278	628	1,105	2,423
SELECT CLASS SHARES	92	379	688	1,564

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption A, C, Select Shares JPMorgan International Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES	646	965	1,307	2,269
CLASS C SHARES	178	628	1,105	2,423
SELECT CLASS SHARES	92	379	688	1,564

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
What are the Fund’s main investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies and may invest any amount of its assets in emerging markets. Generally, the Fund intends to focus its investments in dividend yielding equity securities.

The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADS), convertible securities and warrants and rights.

The Fund may also invest up to 20% of its Assets in equity or debt securities of any type of issuer.

The Fund may utilize currency forwards to reduce currency exposures, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

The Fund may invest in securities denominated in any currency. The Fund may from time to time hedge a portion of its foreign currency exposure using derivatives as noted above.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund’s portfolio is constructed predominantly through fundamental research and bottom-up stock selection. Generally, the Fund focuses on those dividend-yielding equity securities that the adviser believes are undervalued and possess the potential for long-term earnings power and strong cash flow generation. The adviser believes that, generally, strong cash flows enable a company to maintain and/or increase dividends. In addition, the adviser may focus on key characteristics such as dividend yield, price to book ratio, price to earnings ratio and free cash flow yield. In selecting investments for the Fund, the adviser generally seeks to avoid securities that present unsustainable dividends or declining long-term returns.

The adviser may sell a security if it believes that it no longer exhibits strong cash flow generation capabilities or that it cannot continue to support or increase the Fund’s income yield.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets”. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its currency exposure.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Credit Risk. Certain investments are subject to the risk that the issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or a counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate making it difficult for the Fund to sell such investments.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of issuers held by the Fund could make it difficult for the Fund to provide a predictable level of income. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past three calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) All Country World Index (net of foreign withholding taxes), MSCI World Index (net of foreign withholding taxes), MSCI Europe, Australasia and Far East (EAFE) Index (net of foreign withholding taxes) and the Lipper Global Equity Income Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	1st quarter, 2012	8.28%
Worst Quarter	3rd quarter, 2014	–4.70%
The Fund’s year-to-date total return through 12/31/14 was 1.42%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2014)
Average Annual Total Returns A, C, Select Shares JPMorgan International Equity Income Fund		Past 1 Year	Life of Fund	Inception Date
SELECT CLASS SHARES		1.42%	6.13%	Feb. 28, 2011
SELECT CLASS SHARES Return After Taxes on Distributions		(0.07%)	5.31%	Feb. 28, 2011
SELECT CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares		2.20%	4.93%	Feb. 28, 2011
CLASS A SHARES		(4.12%)	4.39%	Feb. 28, 2011
CLASS C SHARES		(0.32%)	5.34%	Feb. 28, 2011
MSCI ALL COUNTRY WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	[1]	4.16%	7.44%
MSCI EAFE INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	[1]	(4.90%)	3.43%
LIPPER GLOBAL EQUITY INCOME FUNDS INDEX (Reflects No Deduction for Taxes)		2.01%	6.88%
[1]	Effective February 28, 2014, the Fund's primary benchmark changed from the MSCI World Index to the MSCI All Country World Index to more closely align the Fund's primary benchmark with its investment strategies. Effective on or about January 30, 2015, the Fund's primary benchmark changed from the MSCI All Country World Index to the MSCI EAFE Index to more closely align the Fund's primary benchmark with its investment strategies.

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.